Share Based Payment (Details)							1 Months Ended															12 Months Ended
	Mar. 10, 2022 $ / shares shares	Jan. 11, 2022 USD ($) shares	Jan. 10, 2022 USD ($) shares	Dec. 13, 2021 shares	Dec. 09, 2021	Dec. 16, 2018	Oct. 31, 2022 shares	Aug. 31, 2022 $ / shares shares	Jul. 31, 2022 $ / shares shares	Mar. 31, 2022 $ / shares shares	Jan. 25, 2022 $ / shares shares	Oct. 31, 2021 $ / shares shares	Aug. 31, 2021 $ / shares shares	Jul. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Nov. 30, 2020 $ / shares shares	Jul. 31, 2020 $ / shares shares	Jul. 31, 2020 ₪ / shares shares	Mar. 31, 2020	Jan. 31, 2020 $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Share Based Payment (Details) [Line Items]
Grant date	10 years							10 years	10 years	10 years	10 years
Description of employee share option plan																						●900,000 shares, plus ● An annual increase to be added as of the first day of the Company’s fiscal year, beginning in 2022 and occurring each year thereafter through 2032, equal to 4% of the total number of ordinary shares issued and outstanding on a fully-diluted basis as of the end of the Company’s immediately preceding fiscal year (or such lesser number of shares, including no shares, determined by the board of directors in its sole discretion).
Shares reserved																						1,151,130
Ordinary shares future grant																						437,371
Number of shares options granted	72,000	27,000	27,000				35,980	20,000	20,000	36,000	72,000	108,000		21,000				12,000	12,000			85,449
Exercise price per share | (per share)	$ 1.43							$ 1.99	$ 2.18		$ 1.43	$ 3.51						$ 1.42	₪ 5
Stock option vest term								1 year	3 years		3 years	3 years	3 years	7 months
Stock option granted share price description																						●10,500 options have an exercise price of $1.67 per share. The options vest immediately upon an IPO. ● 6,000 options have an exercise price of $1.67 per share. The options vest on December 15, 2021. ● 6,000 options have an exercise price of $1.67 per share. The options will on March 15, 2022.
Grant options value (in Dollars) | $														$ 200,000
Directors and management description												●108,000 RSUs to each of the Company’s Chief Executive Officer and Chief Financial Officer, which vest on a quarterly basis over 3 years, commencing December 13, 2021. ●192,000 options to the Chairman of the Board. The options vest over four years on a quarterly basis commencing October 1, 2021 at an exercise price equal to $3.51.
Warrant and underwriters description					the underwriter (see Note 9g), partially exercised its right to purchase an additional 300,000 warrants for a total consideration of $3 thousands. The warrants have an exercise price of $6 per share and expire 5 years after the issuance date. These warrants were treated as issuance costs, which amounted to $681 thousand based on third party valuation, and have been allocated in the same proportion as the allocation of the gross proceeds from the IPO. An amount of $259 thousand was considered as issuance costs allocated to the warrants and has been recorded in profit or loss as finance expense, while costs allocated as issuance costs of ordinary shares in the amount of $422 thousand have been recorded in equity as a reduction of the share premium. Furthermore, as part of the offering, the Company issued 100,000 warrants to the underwriters as share-based issuance costs. The warrants have an exercise price of $7.5 per share and expire 5 years after date of issuance and can be exercised after June 8, 2022. These options were treated as issuance costs, which amounted to $217 thousand based on third party valuation, and have been allocated in the same proportion as the allocation of the gross proceeds from the IPO. An amount of $82 thousand was considered as issuance costs allocated to the warrants and has been recorded in profit or loss as finance expense, while costs allocated as issuance costs of ordinary shares in the amount of $135 thousand have been recorded in equity as a reduction of the share premium.																		the Company also granted 100,000 warrants to the underwriters as non cash issuance cost compensation and the underwriter has exercised his option and purchased 300,000 warrants (refer to Note 10(12)).
Options which were exercised				961,440
Options were expired shares				20,130
Aggregate cash payment (in Dollars) | $		$ 96,000	$ 96,000
Additional expense (in Dollars) | $		$ 23,000	$ 23,000
Option shares	216,000							120,000	120,000	5,000	216,000
Aggregate shares											192,000
Ordinary shares issued																						85,449
Fair value amount (in Dollars) | $																						$ 119,000
Restricted stock shares																						44,000
Cost of capital percentage																						30.00%
Private transaction description																						The Hybrid Method considered the following future liquidity event scenarios: (1) a stay private scenario (which included a private M&A transaction) and (2) an IPO scenario applying a probability weighting of 60% and 40% to the stay private and the IPO scenarios, respectively, after considering the Company’s stage of development, the stage of IPO discussions and potential volatility in the market.
Outstanding shares																						72,000
Share based compensation amount (in Dollars) | $																						$ 370,000	$ 557,000
Options Granted to Service Providers [Member]
Share Based Payment (Details) [Line Items]
Number of shares options granted															15,000	6,000	6,000				18,000
Exercise price per share | $ / shares															$ 1.67	$ 0.03	$ 0.03				$ 1.42
Options vest percentage																					50.00%
Stock option vest term																					1 year
Options granted to service providers description																		the Company granted 24,000 options to certain service providers of the Company. ● 12,000 options have an exercise price of $0.03 per share. 25% of the options vested immediately and the remaining options vest in four equal quarterly thereafter. ● 12,000 options have an exercise price of $0.03 per share. The options vest in four equal quarterly as of the date of grant.	the Company granted 24,000 options to certain service providers of the Company. ● 12,000 options have an exercise price of $0.03 per share. 25% of the options vested immediately and the remaining options vest in four equal quarterly thereafter. ● 12,000 options have an exercise price of $0.03 per share. The options vest in four equal quarterly as of the date of grant.
Options Granted to Employee [Member]
Share Based Payment (Details) [Line Items]
Number of shares options granted													9,000
Exercise price per share | $ / shares													$ 5.33	$ 0.03
Options granted to an employee description																				the Company granted 54,000 options to an employee and a service provider of the Company: ● 18,000 options have an exercise price of NIS 5 per share ($1.42 per share, based on the exchange rate reported by the Bank of Israel on December 31, 2022). 50% of the options vest after one year from the vesting commencement date and the remaining options vest in four equal quarterly thereafter. ● 36,000 options have an exercise price of $0.03 per share. 33% of the options vest after one year from the vesting commencement date and the remaining options vest in eight equal quarterly thereafter.
Options Granted to Director [Member]
Share Based Payment (Details) [Line Items]
Number of shares options granted												72,000
Exercise price per share | $ / shares											$ 2.18	$ 3.51
Minimum [Member]
Share Based Payment (Details) [Line Items]
Grant date																						3 years
Exercise price per share | $ / shares										$ 2.18
Stock option vest term										1 year
Maximum [Member]
Share Based Payment (Details) [Line Items]
Grant date																						10 years
Exercise price per share | $ / shares										$ 3.97
Stock option vest term										3 years
Director [Member]
Share Based Payment (Details) [Line Items]
Number of shares options granted												22,500
2018 Plan [Member]
Share Based Payment (Details) [Line Items]
Percentage of share issued						4.00%
Percentage of share outstanding						4.00%
Grant date																						10 years
Restricted Stock Units [Member]
Share Based Payment (Details) [Line Items]
Number of shares options granted																						35,980	216,000
Outstanding shares																						144,000